LOAN TO RELATED PARTY (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Jan. 02, 2020 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan to related party principle amount					$ 4,871
Unpaid interest					500
Principle amount renewed			58,929				¥ 374,500
Accrued interest		$ 512	512		19,666	$ 17,106
Remaining balance					43,528
Depreciation of equipment	$ 149		9,890		16,209
Gain loss on disposition of asset			16,832		(1,727)
Gai of loans net settlement			16,832
Lendor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain loss on disposition of asset			$ 31,471	¥ 200,000
Smarten Co [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquired equipment carrying value					35,692			$ 35,692
Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Unpaid interest					17,106
Principle amount renewed					197,106
Accrued interest					19,666
Principle amount and interest payables					173,244
Loan Agreement [Member] | Golden Share [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan to related party principle amount					$ 180,000